UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-00601

The American Heritage Fund, Inc.

 (Exact name of registrant as specified in charter)

1370 Avenue of the Americas

New York, NY 10019

(Address of principal executive offices)

(Zip code)

Jonathan B. Reisman, 6975 NW 62nd Terrace

Parkland, FL 33067

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 397-3900

Date of fiscal year end: May 30

Date of reporting period: November 30, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

The American Heritage Fund, Inc.
Semi Annual Report November 30, 2003

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares or The American Heritage Fund, Inc. Such offering is made only by prospectus, which includes details as to offering price and other material information.

The American Heritage Fund, Inc.

1370 Avenue of the Americas

New York City, NY 10019

Phone: (212) 397 – 3900

Fax: (212) 397 – 4036

January 2004

To our valued shareholders:

The global bull market for equities is for real. Wall Street was the first to turn around in October of 2002, Europe followed in March and Japan in late April of 2003. The first year recovery has generally been very impressive. On average, bull markets have lasted for three and a half years. I believe that only extraordinary events such as a major terrorist attack could derail this rally. The US economy will continue to be the growth engine of the world. The Gross Domestic Product should accelerate at least 4% this year. While Europe will produce only half that rate at best, China can easily exceed an 8% growth rate. Neither a record US budget deficit nor a record trade deficit will bring the economic growth to a halt. Inflation remains subdued unless the oil price continues to accelerate. I believe that it is possible that the Dow Jones Industrial Index can reach a new record high of 12,000 later on this year and that the broader market could produce a gain of at least 15%.

The American Heritage Fund’s performance for calendar year 2003 was in line with the S&P 500 index. For the first three weeks of 2004, the American Heritage Fund’s performance ranked among the first 1% of almost 16.000 US mutual funds. Even though such a swift start is no guarantee for future performance, we will do our very best to continue to participate in this bull market. Although our stock portfolio is more diversified than in previous years and consists of over 30 companies, the two largest holdings make up approximately 70% of the total. The gradual shift towards a more balanced portfolio should occur during the year.

The expense ratio of the Fund remains high, as the overall assets are still very modest. Any net inflow of fresh funds could be expected to reduce the expense ratio.  Shareholders who would like to have a detailed analysis of the stock market, world economy and political trends can call 212-397-3900 to request a free copy of my monthly newsletter, which has been published since 1979. We are happy to answer any questions you may have.

Our next shareholders’ conference call is scheduled for April 6 at 4:30 p.m. EST. Those who would like to participate should call ahead of time for the 800 number.

I appreciate your loyalty and hope that 2004 will be healthy, save and prosperous for all of us.

Yours truly,

THE AMERICAN HERITAGE FUND, INC.

Statement of Assets & Liabilities

November 30, 2003 (Unaudited)

ASSETS

Investments in securities, at market value

(Cost $9,731,099) (Note 3)

$

856,584

Cash

             1,000

Securities Sold

13,089

Dividends and interest receivable

9

TOTAL ASSETS

870,682

LIABILITIES

Accrued expenses

31,602

Securities Purchased

20,270

Payable for Custodian Bank

91,968

TOTAL LIABILITIES

143,840

NET ASSETS

Net Assets (equivalent to $0.08 per

share based on 9,259,383 shares of

capital stock outstanding) (Note 4)

$

726,842

Composition of net assets:

Paid in capital

 $59,197,201

Accumulated net investment loss

(4,468,794)

Accumulated net realized loss on

investments

(45,127,050)

Net unrealized depreciation on

investments

(8,874,515)

NET ASSETS,

November 30, 2003

$

726,842

*

Non-income producing security.

^

Foreign security.

+

Illiquid security.

The accompanying notes are an integral part of these financial statements.

THE AMERICAN HERITAGE FUND, INC.

Schedule of Investments in Securities

November 30, 2003 (Unaudited)

Number of

Shares

Value

COMMON STOCKS & WARRANTS – 108.43%

BIOTECHNOLOGY – 61.14%

Direct Therapeutics, Inc.* +

160,000

0

Senetek PLC Sponsored ADR * ^

987,550

444,397

   444,397

COMPUTER PERIPHERAL EQUIPMENT – .33%

Sigma Designs, Inc.*

400

2,372

ELECTROMEDICAL & ELECTROTHERAPEUTIC APPARATUS – 0.52%

I Stat, Corp *

300

3,780

GOLD & SILVER ORES – 1.88%

Gold Fields Ltd.

         1,000

13,690

MEASURING & CONTROLLING DEVICES - 0.60%

Nonometrics, Inc *.

            300

4,380

MEDICAL EQUIPMENT - 0.23%

V.I. Technologies *

         2,500

1,700

MEDICAL TECHNOLOGY – 28.26%

ADM Tronics Unlimited, Inc.*

   1,027,000

205,400

METAL FORGING AND STAMPING – 0.63%

Ladish Co. , Inc.*

            600

4,566

MISCELLANEOUS PUBLISHING – 0.68%

Plato Learning, Inc.*

            500

4,965

OPTICAL INSTRUMENTS & TECHNOLOGIES – 0.83%

AUGUST TECHNOLOGY CORP.*

           300

6,000

The accompanying notes are an integral part of these financial statements.

THE AMERICAN HERITAGE FUND, INC.

Schedule of Investments in Securities

November 30, 2003 (Unaudited)

 (Continued)

PETROLEUM REFINING – 0.84%

Giant Industries*

           500

6,100

PRIMARY SMELTING & REFINING OF NONFERROUS METALS – 0.56%

Brush Wellman, Inc.*

           300

4,044

RETAILERS – 0.00%

Massimo da Milano, Inc.^

      149,322

15

RETAIL –EATING PLACES – 0.47%

Buca, Inc.*

            600

3,390

RETAIL –RADIO, TV & CONSUMER ELECTRONICS STORE – 1.19%

Rex Stores Corp.*

            300

4,719

Intertan, Inc.*

            400

3,900

                                                                                     8,619

RUBBER PLASTIC FOOTWEAR – 0.53%

Vans, Inc. *

            300

3,840

SEMICONDUCTORS & RELATED DEVICES– 3.36%

Advanced Power Technology *

            600

4,932

Intertan, Inc.*

         1,500

19,515

                                                                                   24,447

SERVICES-BUSINESS SERVICES – 0.56%

ICT Group, Inc. *

            300

4,038

SERVICES-MISCELLANEOUS AMUSEMENT & RECREATION – 0.42%

Monarch Casino and Resort, Inc. *

            300

3,042

SERVICES-COMPUTER INTEGRATED SYSTEM DESIGN – 0.44%

Dynamics Research Corp.. *

            200

3,228

SERVICES-PRE-PACKAGED SOFTWARE- 1.23%

Phoenix Technologies LTD.*

            500

4,360

Ultimate Software Group, Inc.*

            500

4,545

                                                                                     8,905

SPECIAL INDUSTRY MACHINERY – 0.78%

The accompanying notes are an integral part of these financial statements.

THE AMERICAN HERITAGE FUND, INC.

Schedule of Investments in Securities

November 30, 2003 (Unaudited)

 (Continued)

Semitool, Inc. *

            500

5,680

SPORTING & ATHLETIC GOODS – 0.60%

Johnson Outdoors, Inc.. *

            300

4,335

TELEPHONE & TELEGRAPH APPARATUS – 0.72%

Intervoice, Inc. *

            500

5,250

WHOLESALE-COMPUTERS & PERIPHERAL EQUIPMENT & SERVICES – 0.60%

Pomeroy IT Solutions, Inc. *

            300

4,383

WHOLESALE-ELECTRONIC PARTS & EQUIPMENT – 1.03%

Bell Microproducts, Inc.*

            500

4,315

Intertan, Inc.*

            400

3,200

                                                                                     7,515

CASH & EQUIVALENTS – 0.10%

US Bank, NA US Treasury Fund

60,000

59,948

First American Treasury Obligation

19,303

19,303

                                                                               79,251

TOTAL INVESTMENT SECURITIES – 119.32%

(Cost $9,731,099)

$

   867,332

LIABILITIES IN EXCESS OF OTHER ASSETS – (19.32)%

$

(140,490)

NET ASSETS – 100.00%

$

726,842

SECURITIES SOLD SHORT

SERVICES-COMPUTER INTEGRATED SYSTEM AND DESIGN   Fair Value

Yahoo, Inc.

            250

10,748

TOTAL SECURITIES SOLD SHORT

(Cost $9,722)

  $

     10,748

The accompanying notes are an integral part of these financial statements.

THE AMERICAN HERITAGE FUND, INC.

Statement of Operations

November 30, 2003 (Unaudited)

INVESTMENT INCOME:

Dividends

$

281

Interest

162

TOTAL INVESTMENT INCOME

443

EXPENSES:

Investment advisory fees (Note 2)

4,717

Transfer agent fees and fund accounting

18,898

Audit fees

7,450

Legal fees

7,014

Custodian fees

4,328

Director’s fees

3,316

Registration fees and expenses

2,288

Insurance

975

Taxes

500

Postage and printing

2,400

Miscellaneous

518

TOTAL EXPENSES

52,404

Less: Waiver of unpaid investment

advisory fee

(4,717)

NET EXPENSES

47,687

NET INVESTMENT LOSS

(47,244)

NET REALIZED AND UNREALIZED

GAIN (LOSS) ON INVESTMENTS:

Net realized loss from investment

transactions

(64,123)

Net change in unrealized appreciation

on investments

266,132

Net realized and unrealized loss

on investments

202,009

Net increase in net assets

resulting from operations

$

154,765

The accompanying notes are an integral part of these financial statements.

THE AMERICAN HERITAGE FUND, INC.

Statement of Changes in Net Assets

November 30, 2003 (Unaudited)

                                                                 Six Months            Year

                                                                       Ending           Ending

                                                            November 30           May 31

                                                                         2003               2003

NET INCREASE (DECREASE) IN NET

ASSETS FROM OPERATIONS:

Net investment loss

$

(47,244)

$

(92,351)

Net realized gain (loss)

from investment

transactions

(64,123)

(463,373)

Net change in unrealized

depreciation on

investments

266,132

107,779

Net decrease in net assets

resulting from operations

154,765

(447,945)

Distributions to shareholders:

Net investment income

0

0

Net realized gains on

investments

0

0

Capital share transactions

(Note 7)

(17,329)

 (51,134)

Net increase (decrease) in

net assets

137,436

(499,079)

NET ASSETS:

Beginning of year

  589,406

1,088,485

End of year

$

 726,842

$

589,406

The accompanying notes are an integral part of these financial statements.

AMERICAN HERITAGE FUND, INC.

NOTES TO FINANCIAL STATEMENTS

NOVEMBER 30, 2003

(UNAUDITED)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization

The American Heritage Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The policies are in conformity with generally accepted accounting principles. Significant accounting principles of the Fund are as follows:

Security valuations

The Fund values its securities, where market quotations are readily available, at market value based on the last recorded sales price as reported by the principal securities exchange on which the security is traded, or if the security is not traded on an exchange, market value is based on the latest bid price. Foreign securities are converted to U.S. dollars using exchange rates at the close of the trading day. Securities for which market quotations are not readily available are valued as the Board of Directors or a committee composed of members of the Board of Directors, in good faith determines.

Short Sales

The Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When the fund sells a security short, it may borrow the security sold short and deliver it to its broker – dealer through which it has mad a short sale. A gain, limited to the price at which the fund sold the security short or a loss, unlimited in size will be recognized upon the termination of the short sale.

Federal income taxes

It is the Fund's policy to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.

Option writing

When the Fund sells an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from the sales of securities. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, are also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.

Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Other

The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrued basis.

NOTE 2. INVESTMENT ADVISORY AGREEMENT AND CERTAIN OTHER TRANSACTIONS

The Fund has an investment advisory agreement with American Heritage Management Corporation (AHMC), whereby AHMC is entitled to receive a fee of 1.25% of the Fund's first $100 million average net asset value and 1% of such value on any additional net assets, computed daily and payable monthly. During the six months ended November 30, 2003, investment advisory fees aggregated $4,717. AHMC agreed to waive these fees.

Heiko H. Thieme is the Fund's Chairman of the Board of Directors, Chief Executive Officer and Secretary. Heiko H. Thieme is also the Chairman of the Board of Directors, Chief Executive Officer and Secretary of AHMC, of which he owns 100% of the outstanding shares.

The Fund heretofore agreed to reimburse AHMC for office space and administrative personnel utilized by the Fund.  For the six months ended November 30, 2003, the Fund and AHMC have agreed that no reimbursements will be made.

NOTE 3. INVESTMENTS

For the six months ended November 30, 2003, purchases and sales of investment securities other than short-term investments aggregated $1,087,726, and 1,077,879, respectively. As of November 30, 2003, the gross unrealized appreciation for all securities totaled $6,095 and the gross unrealized depreciation for all securities totaled $8,868,420, or a net unrealized depreciation of $8,874,515. The aggregate cost of securities for federal income tax purposes at November 30, 2003, was $9,731,099.

NOTE 4. RESTRICTED SECURITIES AND OTHER ILLIQUID SECURITIES

Investments in restricted securities and investments, where market quotations are not available, are valued at fair value as determined in good faith by the Board of Directors, or a committee composed of members of the Board of Directors of the Fund.

The Fund may acquire portfolio securities called restricted securities, which can be sold only pursuant to an effective registration statement under the Securities Act of 1933 or an exemption from such registration. In addition, other securities held by the Fund may be illiquid which means they cannot be sold or disposed of in the ordinary course of business at approximately the quoted market value of such securities, or in the absence of such quoted market value, the price at which the fund has valued such securities. The Fund will not invest in restricted and other illiquid securities if, as a result of such investment, the value of the Fund's illiquid assets would exceed 15% of the value of the Fund's net assets.

Restricted securities eligible for resale under Rule 144A under the Securities Act of 1933 that have been determined to be liquid by the Fund's Board of Directors based upon trading markets for the securities and any other restricted securities that become registered under the Securities Act of 1933 or that may be otherwise freely sold without registration thereunder are not subject to the foregoing limitation, unless they are otherwise illiquid.

Certain securities held by the Fund, which were restricted at the time of their acquisition, have been deemed to no longer be restricted for financial statement presentation purposes in reliance upon the provisions of Rule 144 under the Securities Act of 1933.

The Fund normally will be able to purchase restricted securities at a substantial discount from the market value of similar unrestricted securities, but there are certain risks which the Fund will necessarily assume in acquiring restricted securities. The principal risk is that the Fund may have difficulty in disposing of such securities without registration under the Securities Act of 1933, and the Fund will have to bear the risk of market conditions prior to such registration. In the absence of an agreement obtained at the time of purchase of such securities, there can be no assurance that the issuer will register the restricted securities. Furthermore, if the Fund disposes of restricted securities without registration, it may be necessary to sell such shares at a discount similar to or greater than that at which the Fund purchased the shares.

NOTE 5. CARRYOVERS

At November 30, 2003, the Fund had net capital loss carryforwards of approximately $13,200,000, expiring in 2004 through 2008 and net operating loss carryforwards of approximately $4,000,000, expiring in 2004 through 2018.

NOTE 6. REDEMPTIONS

The Fund reserves the right to make payments for shares redeemed in cash or in-kind.

NOTE 7. CAPITAL SHARE TRANSACTIONS

As of November 30, 2003, the total paid in capital was $59,197,201.

Transactions in capital stock were as follows:

	For the six months ended November 30, 2003		For the year ended May 31, 2003
	Shares	Amount	Shares	Amount
Shares sold	124,864	10,540	75,602	6,548
Shares redeemed	(350,675)	(27,869)	(761,339)	(57,682)
Net Decrease	(225,810)	(17,329)	(685,737)	51,134)

NOTE 8. CONTINGENCIES

On October 5, 1994, a shareholder of the Fund on behalf of himself and a purported class of others brought an action against the Fund, AHMC, Heiko H. Thieme and Richard K Parker in the United States District Court for the Southern District of New York.  The Court subsequently denied the plaintiff’s motion to proceed as a class action.  In 2002, the parties agreed to a settlement pursuant to which the plaintiff received $1,208 in satisfaction of all claims.  A stipulation of dismissal with prejudice was filed on July 9, 2002 dismissing the plaintiff’s action against the Fund and all other defendants. The Fund has denied and continues to deny plaintiff’s allegations and any and all liability to the plaintiff.

On August 4, 1995 the Fund commenced an action against Kouri Capital Group, Inc. ("KCG") and Pentti Kouri in the Supreme Court of the State of New York, County of New York. The action was based upon a Stock Purchase Agreement between the Fund and KCG pursuant to which KCG agreed to repurchase certain shares issued thereby and sold to the Fund for $4,400,000. Such obligation of KCG was personally guaranteed by Mr. Kouri. Neither KCG nor Mr. Kouri has honored its or his obligation to the Fund. The Fund sought a recovery in the amount of $4,400,000 plus interest. The defendants denied the substantive allegations of the Complaint and asserted counterclaims which would declare their obligations to the Fund to have been terminated and to obtain damages in excess of $4,400,000. The Fund, after conferring with its special counsel, concluded that the substantive allegations of the counterclaims were without merit. Although there could be no assurance of the outcome of the action, based upon the Fund's belief, the Fund did not establish a reserve for potential losses other than the expense of its defense of the counter claims. Upon agreement of the parties, the action has been dismissed without prejudice. The Fund has borne all expenses related to the above litigation. For the year ended May 31, 2002, there were no expenses relating to the litigation which were borne by the Fund.

NOTE 9. LIQUID SECURITIES AND CERTAIN OTHER RELATED PARTY TRANSACTIONS

Based solely on the reported trading volume, the Fund's investments in the securities of Senetek PLC (Senetek) and ADM Tronics Unlimited, Inc (ADM), which represented 61% and 28% of the Fund's net assets on November 30, 2003, respectively, would not be considered to be liquid.  The Fund, however, has determined that the investments are liquid primarily based on reported trading volume and an offer from The Global Opportunity Fund Limited (Global) to purchase up to 987,550 of the Fund’s shares of Senetek and up to  1,027,000 shares of the Fund’s shares of ADM at the market price at the time of the purchase. Global is a foreign company.

Heiko H. Thieme is the chief executive officer of both Global and the Fund and makes the investment decisions for both of them. Global's offer will remain open until written    notification    of  the  withdrawal  of  the  offer is received from Global or the offer is accepted by the Fund. Global has agreed that any litigation with respect to the offer be brought in the courts of New York County in the State of New York or the US District Court for the Southern District of New York and agreed to waive any jurisdictional defense or any defense to the effect the offer and acceptance of it is not enforceable in accordance with its terms. There were no transactions between the Fund and Global during the six months ended November 30, 2003.

THE AMERICAN HERITAGE FUND, INC.

FINANCIAL HIGHLIGHTS AND RELATED

RATIO/SUPPLEMENTAL DATA

For a share outstanding throughout each period

(Unaudited)

                                                                  Six Months  Ended    Year Ended   Year Ended    Year Ended      Year Ended

11/30/2003

5/31/2003

5/31/2002

5/31/2001

5/31/2000

Net asset value, beginning of period

$

0.06

$

0.11

$

0.18

$

0.27

$

0.28

Income (loss) from investment operations:

Net investment loss

(0.01)

(0.01)

(0.01)

(0.07)

(0.04)

Net gains (losses) on securities (both

realized and unrealized)

0.03

(0.04)

(0.06)

(0.02)

0.03

Total from investment operations

0.02

(0.05)

(0.07)

(0.09)

(0.01)

Less distributions:

Dividends (from net investment income)

0.00

0.00

0.00

0.00

0.00

Distributions (from capital gains)

0.00

0.00

0.00

0.00

0.00

Net asset value, end of period

$

0.08

$

0.06

$

0.11

$

0.18

$

0.27

Total return

33.33%

(45.45)%

(38.89)%

(33.33)%

(3.57)%

Net assets, end of period

$

726,842

$

589,406

$

1,088,485

$

1,973,431

$

3,473,766

Ratio of expenses to average net assets

13.02%

12.36%

12.61%

11.53%

8.37%

Ratio of net investment

loss to average net assets

(12.90)%

(12.25)%

(11.97)%

(10.96)%

(7.90)%

Portfolio turnover rate

296.85%

0.00%

9.36%

1.00%

13.00%

The accompanying notes are an integral part of these financial statements.

Item 2.  Code of Ethics.  Not applicable.

Item 3.  Audit Committee Financial Expert. Not applicable.

Item 4.  Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8. Reserved.

Item 9.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of December 1, 2003, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

Item 10.  Exhibits.

(a) Not applicable.

(b) Certifications required by Item 10(b) of Form N-CSR are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The American Heritage Fund, Inc.

By /s/ Heiko H. Thieme CEO

*Heiko H. Thieme CEO

Date February 10, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Heiko H. Thieme CEO

*Heiko H. Thieme CEO

Date February 10, 2004

* Print the name and title of each signing officer under his or her signature.